Revenue	9 Months Ended
Sep. 30, 2021
Revenue
Revenue
14.	Revenue

Revenue by source consists of the following:

	Nine Months Ended September 30,
	2020	2021
Vehicle sales	9,008,474	23,954,365
Sales of automotive regulatory credits	—	516,549
Sales of packages	162,975	368,433
Battery upgrade service	—	270,828
Sales of charging pile	133,135	243,740
Others	312,258	881,766
Total	9,616,842	26,235,681

For the Nine months ended September 30, 2020 and 2021, revenue recognised at a point in time was RMB9,418,881 and RMB25,755,808, respectively, and revenue recognised over time was RMB197,961 and RMB479,873, respectively.